Schedule of Investments
as of March 31, 2026 (Unaudited)
The European Equity Fund, Inc.
Shares Value ($)
Common Stocks 97.2%
France 20.8%
Aerospace & Defense 3.0%
Safran SA 3,636 1,170,518
Thales SA 3,971 1,153,455
2,323,973
Banks 2.4%
BNP Paribas SA 10,014 934,473
Societe Generale SA 13,454 957,385
1,891,858
Chemicals 1.7%
Air Liquide SA 6,282 1,287,806
Diversified Telecommunication Services 2.7%
Orange SA 104,071 2,119,420
Electrical Equipment 3.6%
Legrand SA 6,058 919,270
Schneider Electric SE 7,028 1,855,174
2,774,444
Food Products 1.8%
Danone SA 17,960 1,428,680
Health Care Equipment & Supplies 1.0%
EssilorLuxottica SA 3,431 784,315
Insurance 2.6%
AXA SA 45,547 2,059,286
Multi-Utilities 1.0%
Veolia Environnement SA 21,548 810,870
Personal Care Products 1.0%
L'Oreal SA 1,877 755,532
Total France (Cost $15,581,483) 16,236,184
United Kingdom 17.3%
Aerospace & Defense 1.7%
Rolls-Royce Holdings PLC 87,700 1,309,059
Banks 3.6%
HSBC Holdings PLC 173,040 2,787,331
Capital Markets 1.6%
London Stock Exchange Group PLC 10,840 1,266,987

Shares Value ($)
Electric Utilities 2.7%
SSE PLC 61,747 2,112,839
Hotels, Restaurants & Leisure 1.2%
Compass Group PLC 35,074 964,319
Metals & Mining 1.1%
Anglo American PLC 19,510 817,826
Personal Care Products 0.7%
Unilever PLC 9,666 535,187
Pharmaceuticals 3.7%
AstraZeneca PLC 15,090 2,922,968
Professional Services 1.0%
RELX PLC 24,036 784,740
Total United Kingdom (Cost $9,801,287) 13,501,256
Germany 13.6%
Capital Markets 1.0%
Deutsche Boerse AG 2,734 790,994
Diversified Telecommunication Services 1.7%
Deutsche Telekom AG (Registered) 35,822 1,318,708
Electrical Equipment 2.8%
Siemens Energy AG 13,373 2,191,841
Health Care Providers & Services 0.8%
Fresenius SE & Co KGaA 11,797 602,420
Independent Power & Renewable Electricity Producers 1.2%
RWE AG 14,531 965,714
Industrial Conglomerates 1.5%
Siemens AG (Registered) 4,764 1,129,104
Insurance 2.1%
Hannover Rueck SE 2,245 692,715
Talanx AG 7,979 970,824
1,663,539
Semiconductors & Semiconductor Equipment 2.5%
Infineon Technologies AG 45,006 1,970,524
Total Germany (Cost $9,593,635) 10,632,844
Italy 12.0%
Banks 4.1%
Intesa Sanpaolo SpA 221,863 1,319,309
UniCredit SpA 26,900 1,886,306
3,205,615

Shares Value ($)
Electric Utilities 2.0%
Enel SpA 148,428 1,603,301
Electrical Equipment 1.6%
Prysmian SpA 10,679 1,215,423
Insurance 2.1%
Generali 41,804 1,662,228
Oil, Gas & Consumable Fuels 2.2%
Eni SpA 58,752 1,682,197
Total Italy (Cost $8,025,818) 9,368,764
Switzerland 12.0%
Capital Markets 1.0%
UBS Group AG (Registered) 21,081 806,146
Electrical Equipment 1.0%
ABB Ltd. (Registered) 9,481 746,115
Food Products 0.7%
Aryzta AG* 7,448 575,098
Life Sciences Tools & Services 1.3%
Lonza Group AG (Registered) 1,622 1,018,897
Pharmaceuticals 8.0%
Novartis AG (Registered) 23,218 3,491,946
Roche Holding AG 4,552 1,782,621
Sandoz Group AG 11,862 911,349
6,185,916
Total Switzerland (Cost $8,988,196) 9,332,172
Netherlands 11.3%
Aerospace & Defense 2.2%
Airbus SE 9,497 1,759,764
Banks 2.5%
ABN AMRO Bank NV (CVA) 31,029 969,226
ING Groep NV 38,470 979,807
1,949,033
Beverages 0.8%
Heineken NV 8,217 627,704
Semiconductors & Semiconductor Equipment 5.3%
ASML Holding NV 3,208 4,136,851

Shares Value ($)
Software 0.5%
Nebius Group NV '' A '' *
†
3,778 364,653
Total Netherlands (Cost $6,207,609) 8,838,005
Spain 3.5%
Banks 2.5%
Banco Santander SA 179,939 1,967,521
Specialty Retail 1.0%
Industria de Diseno Textil SA 13,589 770,963
Total Spain (Cost $1,566,455) 2,738,484
Sweden 3.2%
Banks 0.7%
Swedbank AB '' A '' 16,566 554,524
Machinery 2.5%
Atlas Copco AB '' A '' 50,143 858,709
Sandvik AB 29,358 1,101,360
1,960,069
Total Sweden (Cost $2,189,062) 2,514,593
Ireland 2.5%
Construction Materials 1.0%
CRH PLC 7,303 749,386
Passenger Airlines 1.5%
Ryanair Holdings PLC 42,166 1,159,692
Total Ireland (Cost $1,554,354) 1,909,078
Belgium 1.0%
Electric Utilities 1.0%
Elia Group SA '' B '' (Cost $824,889)* 5,268 799,998
Total Common Stocks (Cost $64,332,788) 75,871,378
Preferred Stocks 1.0%
Germany 1.0%
Automobiles 1.0%
Volkswagen AG (Cost $923,071) 7,943 790,726
Total Preferred Stocks (Cost $923,071) 790,726

Shares Value ($)
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio '' DWS
Government Cash Institutional Shares '' , 3.55% (Cost 348,725)
(a) (b) 348,725 348,725
Cash Equivalents 3.7%
DWS Central Cash Management Government Fund, 3.66%
(Cost $2,882,896) (b) 2,882,896 2,882,896
% of Net
Assets Value ($)
Total Investment Portfolio
(Cost $68,487,480) 102.3 79,893,725
Other Assets and Liabilities, Net
(2.3) (1,772,716)
Net Assets
100.0 78,121,009
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended
March 31, 2026 are as follows:
Net
Change
Value ($) at
12/31/2025
Purchases
Cost
($)
Sales
Proceeds
($)
Net
Real-
ized
Gain/
(Loss)
($)
in
Unreal-
ized
Appreci -
ation /
( Depreci -
ation )
($)
Income
($)
Capital
Gain
Distri -
butions
($)
Number
of Shares
at
3/31/2026
Value ($)
at
3/31/2026
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio '' DWS Government Cash Institutional Shares '' , 3.55%
(a) (b)
– 348,725 (c) – – – 4,874 – 348,725 348,725
Cash Equivalents 3.7%
DWS Central Cash Management Government Fund, 3.66% (b)
367,369 13,079,417 10,563,890 – – 14,207 – 2,882,896 2,882,896
367,369 13,428,142 10,563,890 – – 19,081 – 3,231,621 3,231,621

(d) See Schedule of Investments for additional detailed categorizations.
* Non-income producing security.
†
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net” may include pending sales that are also on loan. The value of all securities loaned at March 31, 2026 amounted to $357,124, which is 0.5% of net assets.
(a) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c) Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.
CVA: Credit Valuation Adjustment.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level.  Certain of the categories in the above Schedule of
Investments consist of multiple industry sub-groups or industries.
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments.
Assets Level 1 Level 2 Level 3 Total
Common Stocks and/or Other Equity Investments (d)
France $ 16,236,184 $ — $ — $ 16,236,184
United Kingdom 13,501,256 — — 13,501,256
Germany 11,423,570 — — 11,423,570
Italy 9,368,764 — — 9,368,764
Switzerland 9,332,172 — — 9,332,172
Netherlands 8,838,005 — — 8,838,005
Spain 2,738,484 — — 2,738,484
Sweden 2,514,593 — — 2,514,593
Ireland 1,909,078 — — 1,909,078
Belgium 799,998 — — 799,998
Short-Term Instruments (d) 3,231,621 — — 3,231,621
Total $ 79,893,725 $ — $ — $ 79,893,725

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment
Management Americas Inc. and RREEF America L.L.C., which offer advisory services.
EEA-PH1